MANAGEMENT OF FINANCIAL RISKS	12 Months Ended
Dec. 31, 2021
Disclosures Of Financial Risk Management [Abstract]
MANAGEMENT OF FINANCIAL RISKS	MANAGEMENT OF FINANCIAL RISKS The purpose of the financial instruments held by the Company is to finance its activities. It is not the Company’s policy to invest in financial instruments for speculative purposes.
The principal risks to which the Company is exposed are liquidity risk, equity risk, foreign currency exchange risk, interest rate risk and credit risk.
Liquidity risk
The Company has been structurally loss-generating since its creation. The net cash flows used by the Company’s operating activities were respectively €43.3 million, €51.7 million and €56.8 million for the years ended December 31, 2019, December 31, 2020 and December 31, 2021, respectively.
At the approval date of the financial statements, the Board of Directors management believes that the Company will be able to fund its operations beyond the next twelve month following the closing of the accounts (see note 2.1).

As of December 31, 2019 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Convertible notes	—	—	—	—
Conditional advances	—	—	1,321	1,321
Bank loans	62	—	—	62
Other financial liabilities	—	38	—	38
Lease liabilities	1,425	5,935	5,342	12,702
Trade and fixed assets payables	5,800	—	—	5,800
Total	7,287	5,973	6,663	19,923

As of December 31, 2020 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Convertible notes	2,400	—	—	2,400
Conditional advances	—	—	4,421	4,421
Bank loans	98	7,929	2,071	10,098
Other financial liabilities	—	35	—	35
Lease liabilities	1,607	5,151	4,046	10,804
Trade and fixed assets payables	4,792	—	—	4,792
Total	8,897	13,115	10,538	32,550

As of December 31, 2021 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Convertible notes				—
Conditional advances			5,281	5,281
Bank loans	164	9,438	475	10,077
Other financial liabilities		38		38
Lease liabilities	1,817	4,803	3,359	9,979
Trade and fixed assets payables	2,487			2,487
Total	4,468	14,279	9,115	27,862
Foreign currency exchange risk
The Company’s functional currency is the euro. However, a significant portion of its expenses, financial assets and liabilities are denominated is U.S. dollars. A deterioration of the U.S dollars versus the 1.1326 closing rate for December 2021 could impact the financial assets and liabilities as follows:

	As of December 31, 2021		Sensitivity
(in thousands)	USD	EUR	+ 1%	+ 5%	+ 10%
Financial assets	51,208	45,212	(448)	(2,153)	(4,110)
of which cash and cash equivalents	25,294	22,332	(221)	(1,063)	(2,030)
Financial liabilities	16,659	14,709	(146)	(700)	(1,337)
Equity risk
The Company's exposure to equity risk is limited to its own shares and linked to the OCABSA agreement. The total amount that could be issued under this agreement is subject to the regulatory limit of 20% dilution. As the share price of the Company has an impact on the number of shares issued upon the conversion of the convertible notes, the contractual possibility to raise up to €33.0 million will depend on the share price of the company. Based on the closing market price the day before the approval date of the Consolidated Financial Statements (€1.28), the Company could raise approximately €3.0 million. A change in the the share price used could change the amount that could be raised as follows:

	Sensitivity
(in millions of euros)	- 20%	€1.28	+20%
Amount that could be raised	3.0	3.0	6.0
Interest rate risk
The Company has very low exposure to interest rate risk. Such exposure primarily involves money market funds and time deposit accounts. Changes in interest rates have a direct impact on the rate of return on these investments and the cash flows generated.
The outstanding bank loans bear interest at a fixed rate, and therefore the company is not subject to interest rate risk with respect to these loans.
Credit risk
The credit risk related to the Company’s cash and cash equivalents is not significant in light of the quality of the co-contracting financial institutions.